-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  EXCHANGE FUND
                                ----------------

                               SEMIANNUAL REPORT

                               June 30, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS



                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a 4.8% pace during the first quarter of 2000, down significantly from the end of last year. Early indicators suggested that growth had slowed in the second quarter. However, the Department of Commerce reported growth at a slightly higher 5.2%.

o The Federal Reserve Board raised short-term interest rates three times during the six- month period. The federal funds rate now stands at 6.5%.

o Unemployment edged up to 4.1% toward the end of the period, the first increase in four years. Retail sales, car buying and housing starts all cooled considerably as consumer confidence weakened slightly.

THE MARKETS
o Equity markets trended downward over the first half of 2000. Stocks were volatile, and all key market indices ended lower. The Nasdaq sunk into bear market territory, ending the second quarter at -2.4%, while the S&P returned -0.4%.(1)

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.4% to 6.0%. However, bond market performance was generally lackluster during the period. Mortgage bonds remained steady, but high yield and corporate bonds were weak.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2000, shares of State Street Research Exchange Fund returned -1.54%. The fund underperformed the Lipper Large-Cap Core Funds Average, which returned 1.25%.

o The fund's lighter weighting in technology, relative to its benchmark, was a negative for performance. Two of the fund's largest technology holdings -- IBM and Microsoft -- suffered losses during the period.

o The fund's overweighting in health care was a plus performance. Investments in Pfizer and Johnson & Johnson made a positive contribution during the period.

CURRENT STRATEGY
o The fund's strategy remains unchanged. We continue to hold high quality, moderately conservative stocks with long-term growth and income potential.

o Consistent with the fund's approach of keeping turnover low, there were no strategic transactions during the period.

June 30, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2000)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (2)
------------------------------------------------------------------------
     LIFE OF FUND
   (since 12/17/76)          10 YEARS       5 YEARS         1 YEAR
------------------------------------------------------------------------
        14.87%                16.29%         22.91%          1.63%
------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1  EXXON MOBIL Oil                                      5.4%
 2  L. M. ERICSSON Communications technology             5.2%
 3  PFIZER Pharmaceuticals                               5.1%
 4  AMERICAN EXPRESS Financial services                  4.7%
 5  LUCENT TECHNOLOGIES Telecommunications               4.6%
 6  IBM Computer technology                              4.5%
 7  GENERAL ELECTRIC Consumer/industrial products        3.9%
 8  TARGET Retail                                        3.7%
 9  MERCK Pharmaceuticals                                3.6%
10  JOHNSON & JOHNSON Pharmaceuticals                    3.6%

These securities represent an aggregate of 44.3% of net assets. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP TEN INDUSTRIES
(by percentage of net assets)

DRUGS & BIOTECHNOLOGY               19.1%
COMMUNICATIONS TECHNOLOGY            9.7%
INTEGRATED INTERNATIONAL OIL         7.6%
MULTI-SECTOR                         7.5%
COMPUTER TECHNOLOGY                  6.6%

Total: 50.5%

STATE STREET RESEARCH EXCHANGE FUND

------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                             VALUE
                                                                        SHARES              (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.1%
AUTOMOBILES & TRANSPORTATION 2.2%
AUTOMOTIVE PARTS 0.3%
Delphi Automotive Systems Corp. ................................        104,839           $  1,526,718
                                                                                          ------------
AUTOMOBILES 1.9%
General Motors Corp. ...........................................        150,000              8,709,375
                                                                                          ------------
Total Automobiles & Transportation .............................                            10,236,093
                                                                                          ------------
CONSUMER DISCRETIONARY 8.2%
CONSUMER PRODUCTS 1.8%
Gillette Co. ...................................................        236,400              8,259,225
                                                                                          ------------
RETAIL 6.4%
Target Corp. ...................................................        301,104             17,464,032
Wal-Mart Stores, Inc. ..........................................        223,200             12,861,900
                                                                                          ------------
                                                                                            30,325,932
                                                                                          ------------
Total Consumer Discretionary ...................................                            38,585,157
                                                                                          ------------
CONSUMER STAPLES 6.6%
BEVERAGES 3.1%
Anheuser-Busch Companies, Inc. .................................        112,600              8,409,812
Coca-Cola Co. ..................................................        107,535              6,176,542
                                                                                          ------------
                                                                                            14,586,354
                                                                                          ------------
FOODS 1.1%
General Mills Inc. .............................................        138,400              5,293,800
                                                                                          ------------
HOUSEHOLD PRODUCTS 1.5%
Procter & Gamble Co. ...........................................        123,200              7,053,200
                                                                                          ------------
TOBACCO 0.9%
Philip Morris Companies, Inc. ..................................        160,300              4,257,969
                                                                                          ------------
Total Consumer Staples .........................................                            31,191,323
                                                                                          ------------
FINANCIAL SERVICES 11.1%
BANKS & SAVINGS & LOAN 3.4%
Bank of America Corp. ..........................................        154,802              6,656,486
Bank One Corp. .................................................        138,492              3,678,694
Chase Manhattan Corp. ..........................................        124,728              5,745,283
                                                                                          ------------
                                                                                            16,080,463
                                                                                          ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.8%
First Data Corp. ...............................................        165,338              8,204,898
                                                                                          ------------
MISCELLANEOUS FINANCIAL 5.9%
American Express Co. ...........................................        424,773             22,141,293
Federal National Mortgage Association ..........................        110,400              5,761,500
                                                                                          ------------
                                                                                            27,902,793
                                                                                          ------------
Total Financial Services .......................................                            52,188,154
                                                                                          ------------
HEALTH CARE 19.1%
DRUGS & BIOTECHNOLOGY 19.1%
American Home Products Corp. ...................................        206,944             12,157,960
Johnson & Johnson ..............................................        165,146             16,824,249
Merck & Company, Inc. ..........................................        222,507             17,049,599
Novartis AG ADR ................................................        185,384              7,364,880
PE Corp.-Celera Genomics Group* ................................         58,000              5,423,000
Pfizer Inc. ....................................................        502,800             24,134,400
Pharmacia Corp. ................................................        135,000              6,977,812
                                                                                          ------------
                                                                                            89,931,900
                                                                                          ------------
Total Health Care ..............................................                            89,931,900
                                                                                          ------------
INTEGRATED OILS 7.6%
INTEGRATED INTERNATIONAL 7.6%
BP Amoco PLC ADR ...............................................        187,702             10,616,894
Exxon Mobil Corp. ..............................................        323,798             25,418,143
                                                                                          ------------
                                                                                            36,035,037
                                                                                          ------------
Total Integrated Oils ..........................................                            36,035,037
                                                                                          ------------
MATERIALS & PROCESSING 2.5%
CHEMICALS 2.1%
Dow Chemical Co. ...............................................        133,020              4,015,541
E.I. Du Pont De Nemours & Co. ..................................        137,000              5,993,750
                                                                                          ------------
                                                                                            10,009,291
                                                                                          ------------
DIVERSIFIED MANUFACTURING 0.3%
Georgia-Pacific Corp. ..........................................         52,502              1,378,178
                                                                                          ------------
FOREST PRODUCTS 0.1%
Georgia-Pacific Corp. Timber Group .............................         26,251                567,678
                                                                                          ------------
Total Materials & Processing ...................................                            11,955,147
                                                                                          ------------
OTHER 7.5%
MULTI-SECTOR 7.5%
Berkshire Hathaway Inc. Cl. B* .................................          4,298              7,564,480
General Electric Co. ...........................................        344,970             18,283,410
Raytheon Co. Cl. A .............................................          6,377                123,953
Raytheon Co. Cl. B .............................................        176,165              3,391,176
Tyco International Ltd. ........................................        125,720              5,955,985
                                                                                          ------------
Total Other ....................................................                            35,319,004
                                                                                          ------------
OTHER ENERGY 2.0%
OFFSHORE DRILLING 0.3%
Transocean Sedco Forex Inc.* ...................................         21,148              1,130,096
                                                                                          ------------
OIL WELL EQUIPMENT & SERVICES 1.7%
Schlumberger Ltd. ..............................................        109,238              8,151,886
                                                                                          ------------
Total Other Energy .............................................                             9,281,982
                                                                                          ------------
PRODUCER DURABLES 4.9%
AEROSPACE 1.2%
Boeing Co. .....................................................        131,800              5,510,887
                                                                                          ------------
MACHINERY 0.8%
Caterpillar Inc. ...............................................        116,800              3,956,600
                                                                                          ------------
PRODUCTION TECHNOLOGY EQUIPMENT 2.9%
Agilent Technologies Inc.* .....................................         29,749              2,193,989
Millipore Corp. ................................................        150,000             11,306,250
                                                                                          ------------
                                                                                            13,500,239
                                                                                          ------------
Total Producer Durables ........................................                            22,967,726
                                                                                          ------------
TECHNOLOGY 22.7%
COMMUNICATIONS TECHNOLOGY 9.7%
L.M. Ericsson Telephone Co. ADR Cl. B ..........................        1,219,680           24,393,600
Lucent Technologies Inc. .......................................        362,088             21,453,714
                                                                                          ------------
                                                                                            45,847,314
                                                                                          ------------
COMPUTER SOFTWARE 3.4%
Microsoft Corp.* ...............................................        199,945             15,995,600
                                                                                          ------------
COMPUTER TECHNOLOGY 6.6%
Hewlett-Packard Co. ............................................         78,000              9,740,250
International Business Machines Corp. ..........................        195,022             21,367,098
                                                                                          ------------
                                                                                            31,107,348
                                                                                          ------------
ELECTRONICS 3.0%
PE Corp.-Biosystems Group ......................................        211,257             13,916,555
                                                                                          ------------
Total Technology ...............................................                           106,866,817
                                                                                          ------------
UTILITIES 2.7%
TELECOMMUNICATIONS 2.7%
Vodafone AirTouch PLC ADR ......................................        309,500             12,824,906
                                                                                          ------------
Total Utilities ................................................                            12,824,906
                                                                                          ------------
Total Common Stocks (Cost $97,872,321) .........................                           457,383,246
                                                                                          ------------

------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL      MATURITY
                                                        AMOUNT          DATE
------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 3.1%
American Express Credit Corp., 6.88% ..............  $ 1,571,000      7/03/2000              1,571,000
CIT Group Holdings Inc., 6.81% .....................  13,000,000      7/06/2000             13,000,000
                                                                                          ------------
Total Short-Term Obligations (Cost $14,571,000) ................                            14,571,000
                                                                                          ------------
Total Investments (Cost $112,443,321) - 100.2% .................                           471,954,246
Cash and Other Assets, Less Liabilities - (0.2%) ...............                              (762,170)
                                                                                          ------------
Net Assets - 100.0% ............................................                          $471,192,076
                                                                                          ============

Federal Income Tax Information:

At June 30, 2000,the net unrealized appreciation of investments based on cost for Federal income tax purposes of $101,030,254 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost ..............                          $372,284,583
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ..............                            (1,360,591)
                                                                                          ------------
                                                                                          $370,923,992
                                                                                          ============
------------------------------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $112,443,321) (Note 1) .........      $471,954,246
Cash .......................................................             1,041
Dividends and interest receivable ..........................           399,589
Other assets ...............................................               650
                                                                  ------------
                                                                   472,355,526
LIABILITIES
Accrued management fee (Note 2) ............................           593,580
Dividends payable ..........................................           472,882
Accrued trustees' fees (Note 2) ............................            18,618
Accrued transfer agent and shareholder services
  (Note 2) .................................................             2,626
Other accrued expenses .....................................            75,744
                                                                  ------------
                                                                     1,163,450
                                                                  ------------
NET ASSETS .................................................      $471,192,076
                                                                  ============
Net Assets consist of:
  Undistributed net investment income ......................      $    782,485
  Unrealized appreciation of investments ...................       359,510,925
  Accumulated net realized gain ............................         3,310,161
  Paid-in capital ..........................................       107,588,505
                                                                  ------------
                                                                  $471,192,076
                                                                  ============
Net Asset Value per share
  ($471,192,076 / 777,779 shares) ..........................        $605.82
                                                                    =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $39,918 ................        $  2,806,206
Interest (Note 1) .........................................             442,207
                                                                   ------------
                                                                      3,248,413
EXPENSES
Management fee (Note 2) ...................................           1,187,489
Custodian fee .............................................              45,725
Trustees' fees (Note 2) ...................................              18,618
Audit fee .................................................              13,503
Transfer agent and shareholder services (Note 2) ..........              13,084
Reports to shareholders ...................................               6,873
Legal fees ................................................               4,640
Miscellaneous .............................................              13,745
                                                                   ------------
                                                                      1,303,677
Fees paid indirectly (Note 2) .............................                (508)
                                                                   ------------
                                                                      1,303,169
                                                                   ------------
Net investment income .....................................           1,945,244
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ..........           4,360,178
Net unrealized depreciation of investments ................         (13,823,768)
                                                                   ------------
Net loss on investments ...................................          (9,463,590)
                                                                   ------------
Net decrease in net assets resulting from operations ......        $ (7,518,346)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED
                                                                  YEAR ENDED         JUNE 30, 2000
                                                               DECEMBER 31, 1999       (UNAUDITED)
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ...................................        $  3,599,388         $  1,945,244
Net realized gain on investments ........................          17,349,099            4,360,178
Net unrealized appreciation (depreciation) of investments          57,361,552          (13,823,768)
                                                                 ------------         ------------
Net increase (decrease) resulting from operations .......          78,310,039           (7,518,346)
                                                                 ------------         ------------
Dividends from net investment income ....................          (3,693,577)          (1,170,142)
                                                                 ------------         ------------
Share transactions:
Net asset value of shares issued
  in payment of dividends ...............................             695,523              221,202
Cost of shares repurchased ..............................         (21,344,944)          (5,501,975)
                                                                 ------------         ------------
Net decrease from fund share
  transactions ..........................................         (20,649,421)          (5,280,773)
                                                                 ------------         ------------
Total increase (decrease) in net assets .................          53,967,041          (13,969,261)

NET ASSETS
Beginning of period .....................................         431,194,296          485,161,337
                                                                 ------------         ------------
End of period (including undistributed
  net investment income of $7,383
  and $782,485, respectively) ...........................        $485,161,337         $471,192,076
                                                                 ============         ============

Number of shares:
Issued upon reinvestment of dividends ...................               1,181                  361
Repurchased .............................................             (37,145)              (9,156)
                                                                 ------------         ------------
Net decrease in fund shares .............................             (35,964)              (8,795)
                                                                 ============         ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2000

NOTE 1

State Street Research Exchange Fund (the "Fund"), is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary with respect to net investment income since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute substantially all of such income. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code. The Fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays Federal income taxes thereon on behalf of the shareholders. At December 31, 1999 the Fund had a capital loss carryforward of $1,050,017 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2007.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in capital.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. As of June 30, 2000, there were no loaned securities. During the six months ended June 30, 2000, income from securities lending amounted to $22,939 and is included in interest income.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. Company ("MetLife"), have entered into a contract that provides for an annual fee equal to 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2000, the fees pursuant to such agreement amounted to $1,187,489.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 2000, the amount of such expenses was $3,354.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 2000 the Fund's transfer agent fees were reduced by $508 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,618 during the six months ended June 30, 2000.

NOTE 3

For the six months ended June 30, 2000, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities, including $4,922,974 representing redemptions in kind, aggregated $0 and $5,063,659, respectively.

NOTE 4

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 per value per share.

At June 30, 2000, the Adviser owned 13,766 shares of the Fund.

STATE STREET RESEARCH EXCHANGE FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                YEARS ENDED DECEMBER 31             SIX MONTHS ENDED
                                                              -----------------------------------------------------   JUNE 30, 2000
                                                                1995       1996        1997        1998        1999     (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       204.13     265.44     326.68      421.09      524.22       616.80
                                                               ------     ------     ------      ------      ------       ------
  Net investment income ($)                                      3.63       4.09       4.67        5.00        4.54         2.50
  Net realized and unrealized
    gain (loss) on investments ($)*                             61.75      61.76      94.39      103.13       92.69       (11.98)
                                                               ------     ------     ------      ------      ------       ------
TOTAL FROM INVESTMENT OPERATIONS ($)                            65.38      65.85      99.06      108.13       97.23        (9.48)
                                                               ------     ------     ------      ------      ------       ------
  Dividends from net investment income ($)                      (3.80)     (4.10)     (4.65)      (5.00)      (4.65)       (1.50)
  Distributions from capital gains ($)                          (0.27)     (0.51)      --          --          --           --
                                                               ------     ------     ------      ------      ------       ------
TOTAL DISTRIBUTIONS ($)                                         (4.07)     (4.61)     (4.65)      (5.00)      (4.65)       (1.50)
                                                               ------     ------     ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ($)                             265.44     326.68     421.09      524.22      616.80       605.82
                                                               ======     ======     ======      ======      ======       ======
Total return (%)                                                34.44      26.06      31.71       28.09       18.59        (1.54)(a)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     233,422    276,724    348,290     431,194     485,161      471,192
Expense ratio (%)                                                0.58       0.57       0.56        0.56        0.55         0.55(b)
Expense ratio after expense reductions (%)                       0.58       0.57       0.56        0.56        0.55         0.55(b)
Ratio of net investment income to average net assets (%)         1.49       1.36       1.19        1.05        0.78         0.82(b)
Portfolio turnover rate (%)                                     11.67       5.39       2.26        4.52        1.04         0.00
*After provision for Federal tax on retained capital gains
  at end of period                                               4.64       3.07       4.20        9.72        --           --
-----------------------------------------------------------------------------------------------------------------------------------
(a) Not annualized.
(b) Annualized.

STATE STREET RESEARCH EXCHANGE FUND

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FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
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
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
EXCHANGE FUND                              Chairman of the Board,                 Chief Financial Officer
One Financial Center                       President, Chief Executive             Chief Administrative
Boston, MA 02111                           Officer and Treasurer                  Officer, Director and Interim
                                                                                  Chief Operating Officer,
INVESTMENT ADVISER                         JAMES M. WEISS                         State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       KENNARD WOODWORTH, JR.                 BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board,
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                DOUGLAS A. ROMICH                      President,
State Street Research                      Assistant Treasurer                    PictureTel Corporation
Investment Services, Inc.
One Financial Center                       FRANCIS J. MCNAMARA, III               STEVE A. GARBAN
Boston, MA 02111                           Secretary and General Counsel          Former Senior Vice President
                                                                                  for Finance and Operations
SHAREHOLDER SERVICES                       DARMAN A. WING                         and Treasurer, The Pennsylvania
State Street Research                      Assistant Secretary and                State University
Service Center                             Assistant General Counsel
P.O. Box 8408                                                                     DEAN O. MORTON
Boston, MA 02266-8408                      SUSAN E. BREEN                         Former Executive Vice
1-87-SSR-FUNDS (1-877-773-8637)            Assistant Secretary                    President, Chief Operating
                                                                                  Officer and Director,
CUSTODIAN                                  AMY L. SIMMONS                         Hewlett-Packard Company
State Street Bank and                      Assistant Secretary
Trust Company                                                                     SUSAN M. PHILLIPS
225 Franklin Street                                                               Dean, School of Business and
Boston, MA 02110                                                                  Public Management, George
                                                                                  Washington University; former
LEGAL COUNSEL                                                                     Member of the Board of Governors
Goodwin, Procter & Hoar LLP                                                       of the Federal Reserve System and
Exchange Place                                                                    Chairman and Commissioner of
Boston, MA 02109                                                                  the Commodity Futures Trading
                                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President, Founders Investments Ltd.
                                                                                  President, The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology
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STATE STREET RESEARCH EXCHANGE FUND                            ------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                Canton, MA
                                                                Permit #313
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WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C) State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0801)SSR-LD                                 EX-2191-0800